SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2026 JPY (¥)
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 17,591	¥ 2,860,473	¥ 2,838,448	¥ 2,680,673
Selling and marketing expenses	1,465	238,230	272,270	228,100
Capital contribution from the shareholder			379,364	30,000
Accounts payable			271,083		¥ 200,728
Sbi music circus co. [member]
IfrsStatementLineItems [Line Items]
Revenue	1,014	164,885	135,890
Cost of revenue	358	58,288	30,977
Selling and marketing expenses	10	¥ 1,560	7,331
Capital contribution from the shareholder | $
Accounts receivable			107
Accounts payable	105		12,900		17,073
Amount due to a related party			¥ 26,629